Offerings - Offering: 1	Feb. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.10 par value per share
Amount Registered | shares	5,250,000
Proposed Maximum Offering Price per Unit	15.58
Maximum Aggregate Offering Price	$ 81,795,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,295.89
Offering Note	(a) In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(b) Consists of 5,250,000 shares FMC Corporation’s (the “Registrant”) Common Stock, $0.10 par value per share (“Common Stock”), that may become issuable under the FMC Corporation 2026 Incentive Stock Plan (the “2026 Plan”), provided that the 2026 Plan is approved by the Registrant’s stockholders at the next annual general meeting of the Registrant stockholders.

(c) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based upon the average of the high and low prices of the Registrant’s Common Stock as reported on The New York Stock Exchange on February 2, 2026.

(d) The Registrant does not have any fee offsets.